Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2024
Derivative financial instruments
Schedule of derivative financial instruments

	Notional	Notional
	amount	amount	Assets	Liabilities
	US$	US$	US$	US$
	Buy	Sell
Derivatives carried at fair value:
Crypto structured products

December 31, 2024
To customers
Call option	6,923	34,140,615	1,553,537	2,430
Put option	—	3,872,890	—	20,428

To related party
Call option	6,923	34,140,615	2,430	1,553,537
Put option	—	3,872,890	20,428	—
	13,846	76,027,010	1,576,395	1,576,395

June 30, 2024
To customers
Call option	121,000	2,356,139	7,346	4,757
Put option	—	1,698,009	—	10,292

To related party
Call option	121,000	2,356,139	4,757	7,346
Put option	—	1,698,009	10,292	—
	242,000	8,108,296	22,395	22,395